Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
NOTE 6. COMMITMENTS & CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon completion of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The
Company granted the underwriter a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 4,875,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On December 15, 2020, the underwriter fully exercised its over-allotment option.
The underwriter was entitled to an underwriting discount of $0.20 per unit, or approximately $7.5 million in the aggregate, paid upon the closing of the Initial Public Offering. The underwriter also reimbursed approximately $3.0 million to the Company to cover for expenses in connection with the Initial Public Offering.
In addition, $0.35 per unit, or approximately $13.1 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the
impact of the COVID-19 pandemic on the
industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments and Contingencies
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon completion of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter a
45-day
option from the final prospectus relating to the Initial Public Offering to purchase up to 4,875,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On December 15, 2020, the underwriter fully exercised its over-allotment option.
The underwriter was entitled to an underwriting discount of $0.20 per unit, or approximately $7.5 million in the aggregate, paid upon the closing of the Initial Public Offering. The underwriter also reimbursed approximately $3.0 million to the Company to cover for expenses in connection with the Initial Public Offering.
In addition, $0.35 per unit, or approximately $13.1 million in the aggregate will be payable to the underwriter for deferred underwriting commissions and $0.01 per unit, or approximately $0.5 million in the aggregate will be payable to the attorneys for deferred legal fees. The deferred fees will become payable to the underwriter and attorneys from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Enjoy Technology Inc [Member]
Commitments and Contingencies
16. COMMITMENTS AND CONTINGENCIES
Operating Leases –
In February 2019, the Company entered into a lease agreement for office space for its headquarters in Palo Alto, California. Monthly base rent began in September 2019, for a term of 90 months. In addition to its headquarters, the Company also leases office space and warehouses throughout the United States, as well as in Canada and the United Kingdom. Rent expense was $4.9 million and $3.2 million for the six months ended June 30, 2021 and 2020, respectively.
On an ongoing basis, the Company enters into vehicle lease agreements under Fleet Lease Agreements in the US and the U.K., with each vehicle lease having a typical term of 36 months. As part of the Fleet Lease Agreement, upon termination of each vehicle lease the lessor will sell the vehicle and determine a final settlement calculation. This calculation is represented as the difference between the sale price (or “disposal value”) plus the sum of all rental payments made throughout the lease and the initial vehicle value. If the calculation results in a surplus, the Company will receive the balance from the lessor, and if it results in a deficit, the Company will owe the balance to the lessor. However, the US Fleet Lease Agreement includes a lessor guarantee that the disposal value of each vehicle will never be less than a specific percentage of the initial value of the vehicle. This potential deficit is excluded from the straight-line rent charged to expense over the lease term unless and until it becomes probable that it will result in a deficit and deemed a residual value guarantee.
Standby Letters of Credit –
As of June 30, 2021 and December 31, 2020, the Company had several letters of credit outstanding related to its operating leases and workers compensation totaling $5.5 million, respectively. Collateral for all standby letters of credit are included in restricted cash in the consolidated balance sheet as of June 30, 2021 and December 31, 2020.
Security deposits to landlords totaling $4.0 million and $3.5 million are included in other noncurrent assets in the consolidated balance sheet as of June 30, 2021 and December 31, 2020.
Legal Matters –
The Company is party to certain claims in the normal course of business. While the results of these claims cannot be predicted with any certainty, the Company believes that the final outcome of these matters will not have a material adverse effect on the condensed consolidated financial position and results of operations. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount of loss or range of loss can be reasonably estimated. There were no such material matters as of June 30, 2021 and December 31, 2020.
Indemnifications –
As an element of its standard commercial terms, the Company includes an indemnification clause in its agreements with business partners, investors, lenders and contractors that includes defense and indemnification of those parties against liability and damages (including legal defense costs) awarded against those parties arising from claims of infringement of U.S. patents, copyrights, and trademarks, and misappropriation of trade secrets of third parties by the Company’s services or materials. To date, the Company has not experienced any claims related to its indemnification provisions. As of June 30, 2021 and December 31, 2020, the Company has not established an indemnification loss reserve.

To the extent permitted under Delaware law, the Company has agreements whereby certain officers and directors are indemnified for certain events or occurrences while the director or officer is or was serving in such capacity. The indemnification period covers all pertinent events and so long as such officer or director may be subject to any possible claim. However, the Company maintains director and officer insurance coverage that reduces overall exposure and enables recovery of a portion of any future amounts paid. The estimated fair value of these indemnification agreements in excess of applicable insurance coverage is considered to be immaterial as of June 30, 2021 and December 31, 2020.
17.	COMMITMENTS AND CONTINGENCIES
Operating Leases –
In February 2019, the Company entered into a lease agreement for office space for its headquarters in Palo Alto, California. Monthly base rent began in September 2019, for a term of 90 months. In addition to its headquarters, the Company also leases office space and warehouses throughout the United States, as well as in Canada and the United Kingdom.
On an ongoing basis, the Company enters into vehicle lease agreements under Fleet Lease Agreements in the US and the U.K., with each vehicle lease having a typical term of 36 months. As part of the Fleet Lease Agreement, upon termination of each vehicle lease the lessor will sell the vehicle and determine a final settlement calculation. This calculation is represented as the difference between the sale price (or “disposal value”) plus the sum of all rental payments made throughout the lease and the initial vehicle value. If the calculation results in a surplus, the Company will receive the balance from the lessor, and if it results in a deficit, the Company will owe the balance to the lessor. However, the US Fleet Lease Agreement includes a lessor guarantee that the disposal value of each vehicle will never be less than a specific percentage of the initial value of the vehicle. This potential deficit is excluded from the straight-line rent charged to expense over the lease term unless and until it becomes probable that it will result in a deficit and deemed a residual value guarantee.
As of December 31, 2020, future annual minimum rent payments under noncancelable leases were as follows (in thousands):

Years Ending December 31,
2021	$12,204
2022	8,701
2023	7,875
2024	6,107
2025	3,111
Thereafter	797

Total minimum lease payments	$38,795

Rent expense was $7.3 million and $6.0 million for the years ended December 31, 2020 and 2019, respectively.
Standby Letters of Credit –
As of December 31, 2020 and 2019, the Company had several letters of credit outstanding related to its operating leases and workers compensation totaling $5.5 million and $4.3 million. Collateral for all standby letters of credit are included in restricted cash in the consolidated balance sheet as of December 31, 2020 and 2019.
Security deposits to landlords totaling $3.5 million and $2.3 million are included in other noncurrent assets in the consolidated balance sheet as of December 31, 2020 and 2019.
Legal Matters –
The Company is party to certain claims in the normal course of business. While the results of these claims cannot be predicted with any certainty, the Company believes that the final outcome of these matters will not have a material adverse effect on the consolidated financial position and results of operations. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount of loss or range of loss can be reasonably estimated. There were no such material matters as of December 31, 2020 and 2019.
Indemnifications –
As an element of its standard commercial terms, the Company includes an indemnification clause in its agreements with business partners, investors, lenders and contractors that includes defense and indemnification of those parties against liability and damages (including legal defense costs) awarded against those parties arising from claims of infringement of U.S. patents, copyrights, and trademarks, and misappropriation of trade secrets of third parties by the Company’s services or materials. To date, the Company has not experienced any claims related to its indemnification provisions. As of December 31, 2020, and 2019, the Company has not established an indemnification loss reserve.
To the extent permitted under Delaware law, the Company has agreements whereby certain officers and directors are indemnified for certain events or occurrences while the director or officer is or was serving in such capacity. The indemnification period covers all pertinent events and so long as such officer or director may be subject to any possible claim. However, the Company maintains director and officer insurance coverage that reduces overall exposure and enables recovery of a portion of any future amounts paid. The estimated fair value of these indemnification agreements in excess of applicable insurance coverage is considered to be immaterial as of December 31, 2020 and 2019.